Members' Equity And Corporate Reorganization (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Schedule of Capital Units
The following summarizes the activity of Capital Units for the year ended December 31, 2021:

	Class A1 Capital Units		Class B1 Capital Units		Class B1-A Capital Units		Total Capital Units
	Units	Amount	Units	Amount	Units	Amount	Units	Amount

Balance as of December 31, 2020	8,811,088	$9,289,298	514,932	$1,329,024	102,986	$62,718	9,429,006	$10,681,040
Conversion of capital units into convertible preferred stock	(8,811,088)	(9,289,298)	(514,932)	(1,329,024)	(102,986)	(62,718)	(9,429,006)	(10,681,040)

Balance as of December 31, 2021	—	$—	—	$—	—	$—	—	$—

The following summarizes the activity of Capital Units for the year ended December 31,
2020:

	Class A1 Capital Units		Class B1 Capital Units		Class B1-A Capital Units		Total Capital Units
	Units	Amount	Units	Amount	Units	Amount	Units	Amount

Balance as of January 1, 2020	8,748,276	$9,118,198	—	$—	—	$—	8,748,276	$9,118,198
Issuance of capital units, net of issuance costs of $50,068	62,812	171,100	514,932	1,329,024	102,986	62,718	680,730	1,562,842

Balance as of December 31, 2020	8,811,088	$9,289,298	514,932	$1,329,024	102,986	$62,718	9,429,006	$10,681,040